Allowance for Doubtful Accounts (Detail) (Allowance for doubtful accounts, USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Allowance for doubtful accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance, beginning of period	$ 389	$ 333	$ 375
Charged to costs and other	4	115	14
Write-offs	(57)	(59)	(56)
Balance, end of period	$ 336	$ 389	$ 333